Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 CNY (¥) ¥ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 CNY (¥) ¥ / shares shares	Mar. 31, 2019 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net sales	¥ 246,899	$ 37,572	¥ 193,088	¥ 238,096
Cost of sales	228,732	34,808	173,735	213,098
Gross profit	18,167	2,764	19,353	24,998
Operating expenses:
Selling expenses	4,127	628	9,510	14,447
General and administrative expenses	25,695	3,910	29,545	27,434
Other (income) expenses, net	2,875	438	7	(6,911)
Total operating expenses	32,697	4,976	39,062	34,970
Loss from operations	(14,530)	(2,212)	(19,709)	(9,972)
Interest expenses	2,461	375	1,745	1,479
Loss before income taxes	(16,991)	(2,587)	(21,454)	(11,451)
Income tax expenses (benefits)	(364)	(55)	247	498
Net loss	(16,627)	(2,532)	(21,701)	(11,949)
Less: Net loss attributable to non-controlling interests				(1,054)
Net loss attributable to UTime Limited	(16,627)	(2,532)	(21,701)	(10,895)
Comprehensive loss
Net loss	(16,627)	(2,532)	(21,701)	(11,949)
Foreign currency translation adjustment	1,868	284	(837)	(1,480)
Total comprehensive loss	(14,759)	(2,248)	(22,538)	(13,429)
Less: Comprehensive loss attributable to non-controlling interest				(1,112)
Comprehensive loss attributable to UTime Limited	¥ (14,759)	$ (2,248)	¥ (22,538)	¥ (12,317)
Losses per share attributable to UTime Limited
Basic and diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (3.68)	$ (0.56)	¥ (4.81)	¥ (2.49)
Weighted average common stock outstanding
Basic and diluted (in Shares) | shares	4,517,793	4,517,793	4,507,223	4,380,000